General	6 Months Ended
Jun. 30, 2022
General [Abstract]
General

Note 1 – General

A.	NeuroSense Therapeutics Ltd. (“NeuroSense” or the “Company”) was incorporated in Israel on February 13, 2017. NeuroSense is a clinical-stage pharmaceutical company focused on discovering and developing treatments for patients suffering from debilitating neurodegenerative diseases. The Company’s lead product candidate, PrimeC, is a novel oral formulation of a fixed dose combination composed of a specific ratio and doses of two FDA-approved drugs.

In addition to PrimeC, the Company has initiated research and development efforts in Alzheimer’s disease and Parkinson’s disease, with a similar strategy of combined products.

The Company’s ordinary shares and warrants began trading on the Nasdaq Capital Market on December 9, 2021 under the ticker symbols “NRSN” and “NRSNW,” respectively.

B.	The Company currently has no products approved for sale and the Company’s operations have been funded primarily by its shareholders and initial public offering. To date, the Company has generated no sales or revenues, has incurred losses and expects to incur significant additional losses due to the continuing focus on the research, development, clinical activities of its product candidates, preclinical programs, business development, organizational structure and to advance the programs within the Company’s pipeline. Consequently, its operations are subject to all the risks inherent in the establishment of a pre-revenue business enterprise as well as those risks associated with a company engaged in the research and development of pharmaceutical compounds. The Company will require additional cash to fund the execution of its mid and long-term development program. The Company anticipates raising additional funds through public or private sales of debt or equity securities, collaborative arrangements, or some combination thereof. While management is progressing with its plans to secure external financing, there is no assurance that any such arrangement will be entered into or that financing will be available when needed in order to allow the Company to continue its operations, or if available, on terms favorable or acceptable to it.

In the event financing is not obtained, the Company may pursue cost cutting measures or may be required to delay, reduce the scope of, or eliminate any of its development programs or clinical trials. These decisions could have a material adverse effect on the Company’s business. Based on its current expected level of operating expenditures, the Company believes that its cash resources as of June 30, 2022 will be sufficient to continue the development of the Company’s product through the end of the third quarter of 2023.